Note 14 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2011	2012	2013
Numerator
Net income	8,549,791	28,958,487	21,217,193
Less: Undistributed earnings allocated to non-vested shares	—	(11,220)	(55,958)
Net income attributable to common shareholders, basic	8,549,791	28,947,267	21,161,235

Denominator
Weighted average number of shares outstanding, basic and diluted	20,909,154	20,552,568	28,271,746
Earnings per share, basic and diluted	0.41	1.41	0.75